Selected quarterly information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Selected Quarterly Information

The below information is unaudited.

	Years ended December 31,
In millions, except per share data	2011[1]	2010[2]
Sales:
First	$1,250	$1,151
Second	1,375	1,258
Third	1,411	1,274
Fourth	1,282	1,263

Year	$5,318	$4,946

Gross profit:
First	$284	$199
Second	313	244
Third	321	266
Fourth[3]	207	251

Year[3]	$1,125	$960

Net income (loss) attributable to the company:
First	$65	$24
Second	89	50
Third	117	(15)
Fourth[3]	(25)	47

Year[3]	$246	$106

Net income (loss) attributable to the company per diluted share:
First	$0.38	$0.14
Second	0.51	0.29
Third	0.67	(0.09)
Fourth[3]	(0.14)	0.28

[1]

First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.

[2]

First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.

[3]

Fourth quarter and full-year 2011 results, as previously reported in the company’s earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan.